Document and Entity Information	Sep. 30, 2020
Risk/Return:
Registrant Name	CALVERT IMPACT FUND, INC.
Registrant CIK	0001121624
SEC Form	497
Period end date	Sep. 30, 2020
Investment Company Type	N-1A
Amendment Flag	false